     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 6, 2018.

                                                            FILE NOS. 333-185804
                                                                       811-07727
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 9                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 9                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)


                      175 WATER STREET, NEW YORK, NY 10038
             (Address of Guarantor's Principal Offices) (Zip Code)


       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on September 10, 2018 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Five of American General Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         VARIABLE ANNUITY ACCOUNT FIVE


                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus dated May 1, 2018 as filed under Form N-4, Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File Nos. 333-185804 and 811-07727, filed on April 30, 2018, Accession No. 0001193125-18-142993.

A supplement to the Prospectus is included in Part A of this Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-185804 and 811-07727.



                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File Nos. 333-185804 and 811-07727, filed on April 30, 2018, Accession No.
0001193125-18-142993.

A supplement to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-185804 and 811-07727.


                                     PART C


Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

        SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2018

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE ANNUITY ACCOUNT FIVE
                       Seasons Select II Variable Annuity

--------------------------------------------------------------------------------

The date of the prospectus has been changed to September 10, 2018. All references in the prospectus to the date of the Statement of Additional Information have been changed to September 10, 2018.

Effective on or about September 10, 2018 the following Underlying Fund is available to current contract owners for investment.

    Underlying Fund              Managed by           Trust    Asset Class
-----------------------    -----------------------    -----    -----------
SA AB Growth Portfolio     AllianceBernstein L.P.     SAST     Stock

Dated: September 10, 2018

                Please keep this Supplement with your Prospectus

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE SEPARATE ACCOUNT FIVE
                       Seasons Select II Variable Annuity

--------------------------------------------------------------------------------

    The date of the Statement of Additional Information is changed to September 10, 2018.

Dated:  September 10, 2018

   Please keep this Supplement with your Statement of Additional Information.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment 8 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File Nos. 333-185804 and 811-07727, filed on April 30, 2018:


      - The Audited Financial Statements of Variable Annuity Account Five of American General Life Insurance Company as of December 31, 2017 and for each of the two years in the period ended December 31, 2017.

      - The Audited Consolidated Financial Statements of American General Life Insurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.

      - The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.

(b)  Exhibits


(1)    Resolutions Establishing Separate Account....................................................... 2
(2)    Custody Agreements.............................................................................. Not Applicable
(3)    (a)  Distribution Contract...................................................................... 2
       (b)  Selling Agreement.......................................................................... 18
(4)    (a)  Variable Annuity Contract.................................................................. 5
       (b)  Endorsement................................................................................ 3
       (c)  Endorsement................................................................................ 5
       (d)  Guaranteed Minimum Account Value Endorsement............................................... 6
       (e)  Guaranteed Minimum Withdrawal Benefit Endorsement.......................................... 7
       (f)  Death Benefit Endorsement.................................................................. 8
       (g)  Purchase Payment Accumulation Optional Death Benefit Endorsement........................... 8
       (h)  Maximum Anniversary Value Optional Death Benefit Endorsement............................... 8
       (i)  Nursing Home Waiver Endorsement............................................................ 8
       (j)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement................................................................................ 11
       (k)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement................................................................................ 13
       (l)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two Lives
            Endorsement................................................................................ 13
       (m)  Form of Extended Legacy Program Guide...................................................... 17
       (n)  Merger Endorsement......................................................................... 19
       (o)  AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Extension Endorsement (ASE-6217E (8/13))................................................... 23
       (p)  AGL Optional Guaranteed Minimum Withdrawal Benefit For Two Live Extension
            Endorsement (AGE-6218E (9/15))............................................................. 23
       (q)  AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15).................................. 22
(5)    (a)  Application for Contract................................................................... 2
       (b)  Application for Contract................................................................... 5
       (c)  Participant Enrollment Form................................................................ 3
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991....................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................. 4
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 9
(7)    Reinsurance Contract............................................................................ Not Applicable
(8)    Material Contracts
       (a)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
            Participation Agreement.................................................................... 15
       (b)  Fidelity Variable Insurance Products Trust Fund Participation Agreement.................... 16
       (c)  T. Rowe Price Equity Series, Inc. Fund Participation Agreement............................. 16
       (d)  Seasons Series Trust Fund Participation Agreement.......................................... 18




         (e)  SunAmerica Series Trust Fund Participation Agreement......................................... 18
         (f)  Letters of Consent to the Assignment of the Fund Participation Agreement..................... 19
(9)      (a)  Opinion of Counsel and Consent of Depositor.................................................. 20
         (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home
              Assurance Company............................................................................ 12
(10)     Consent........................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23......................................................... Not Applicable
(12)     Initial Capitalization Agreement.................................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney............................................................................
              (i) American General Life Insurance Company Directors........................................ 25
              (ii) American Home Assurance Company Directors............................................... Filed Herewith
         (b)  General Guarantee Agreement by American Home Assurance Company............................... 10
         (c)  Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24,
              2006......................................................................................... 14
         (d)  Notice of Termination of Support Agreement................................................... 17
         (e)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company........................ 21
         (f)  Specimen Agreement and Plan of Merger........................................................ 19
         (g)  CMA Termination Agreement.................................................................... 24


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-08859 and 811-07727, filed on March 11, 1997, Accession No. 0000912057-97-008516.

3 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-08859 and 811-07727, filed on July 27, 1998, Accession No. 0001047469-98-028410.

4 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

5 Incorporated by reference to Post-Effective Amendment No. 9, File No.
  333-08877, filed on September 25, 2000, Accession No. 0000912057-00-042501.

6 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004,
  Accession No. 0000950148-04-000752.

7 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment
  No. 26, File Nos. 333-08859 and 811-07727, filed on May 21, 2004, Accession
  No. 0000950148-04-000953.

8 Incorporated by reference Post-Effective Amendment No. 26 and Amendment No.
  27, File Nos. 333-08859 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-005000.

9 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

10 Incorporated by reference to Post-Effective Amendments No. 30 and Amendment
  No. 31, File Nos. 333-08859 and 811-07727, filed on August 29, 2005,
  Accession No. 0000950129-05-008797.

11 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 22, File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
  Accession No. 0000950129-05-009343.

12 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
  Accession No. 0000950134-05-019473.

13 Incorporated by reference to Post-Effective Amendment No. 32 and Amendment
  No. 33, File Nos. 333-08859 and 811-07727, filed on May 1, 2006, Accession No. 0000950129-06-004661.

14 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
  No. 17, File Nos. 333-66106 and 811-07727, filed on December 12, 2006,
  Accession No. 0000950124-06-007496.

15 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 3, File Nos. 333-137892 and 811-03892, filed on April 26, 2007,
  Accession No. 0000950148-07-000101.

16 Incorporated by reference to Post-Effective Amendment No. 37 and Amendment
  No. 38, File Nos. 333-08859 and 811-07727, filed on August 27, 2008,
  Accession No. 0000950137-08-011159.

17 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

18 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 000950123-12-010016.

19 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

20 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185804 and 811-07727, filed on January 2, 2013, Accession No. 0000950123-12-014471.

21 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859 filed on April 30, 2014, Accession No. 0000950123-14-004617.

22 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.


23 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 6, File Nos. 333-185778 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568418.


24 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-185804 and 811-07727, filed on April 30, 2015,
  Accession No. 0001193125-15-161285.


25 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 17, File Nos. 333-185762 and 811-03859, filed on April 27, 2018,
  Accession No. 0001193125-18-139358.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Don W. Cummings(3)                                 Director, Senior Vice President and Controller
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Todd P. Solash(1)                                  President, Individual Retirement
James Bracken(3)                                   Executive Vice President, Head of Legacy Portfolio
Evelyn Curran                                      Executive Vice President
Kevin K. DePeugh(4)                                Senior Vice President and Chief Information Security Officer
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President and Chief Life Product and Underwriting
                                                   Officer
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Stephen G. Lunanuova (6)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
Timothy L. Gladura (6)                             Vice President
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-18-000022, filed on February 16, 2018. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of August 16, 2018, the number of Seasons Select II contracts funded by Variable Annuity Account Five was 8,354 of which 4,854 were qualified contracts and 3,500 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                           POSITION
------------------------------ -------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Chief Financial Officer, Chief Operation Officer, Controller, Vice
                               President and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   T. Clay Spires(2)           Vice President, Tax Officer
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary

     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

Effective as of 11:59 p.m. Eastern time, on December 31, 2012, SunAmerica Annuity and Life Assurance Company, an affiliate of American General Life Insurance Company, merged with and into American General Life Insurance Company. Texas law provides for the continuation of guarantees for contracts and certificates issued prior to a merger. Therefore, the American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Five, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 4th day of September, 2018.



                                       VARIABLE ANNUITY ACCOUNT FIVE
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
                                          CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                      TITLE                                DATE
---------------------------------   --------------------------------------------------   ------------------
*KEVIN T. HOGAN                           Director, Chairman of the Board, Chief         September 4, 2018
------------------------------               Executive Officer, and President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                 Director, Executive Vice President and Chief      September 4, 2018
------------------------------                         Risk Officer
KATHERINE A. ANDERSON

*DON W. CUMMINGS                      Director, Senior Vice President and Controller     September 4, 2018
------------------------------
DON W. CUMMINGS

*THOMAS J. DIEMER                      Director, Executive Vice President and Chief      September 4, 2018
------------------------------                       Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                         Director, Senior Vice President and Chief       September 4, 2018
------------------------------                      Investment Officer
DEBORAH A. GERO

*JANA W. GREER                       Director and Chief Executive Officer, Individual    September 4, 2018
------------------------------                          Retirement
JANA W. GREER

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary     September 4, 2018
------------------------------              and Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                       Director, Senior Vice President and Chief       September 4, 2018
------------------------------                     Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                     Director and President, Institutional Markets     September 4, 2018
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                      Director and President, Life, Disability and      September 4, 2018
------------------------------                            Health
RODNEY E. RISHEL

/s/  CRAIG A. ANDERSON                   Senior Vice President and Life Controller       September 4, 2018
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                   Attorney-in-Fact                    September 4, 2018
------------------------------
*MANDA GHAFERI



                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the September 4, 2018.



                                       AMERICAN HOME ASSURANCE COMPANY


                                       BY: /s/  ERJA JACKSON
                                          -------------------------------------
                                          ERJA JACKSON
                                          VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                  SIGNATURE                                         TITLE                              DATE
--------------------------------------------   ----------------------------------------------   ------------------
*CAROL G. BARTON                                                  Director                      September 4, 2018
------------------------------
CAROL G. BARTON

*ALEXANDER R. BAUGH                             Director, President, CEO and Chairman of the    September 4, 2018
------------------------------                               Board of Directors
ALEXANDER R. BAUGH

*THOMAS A. BOLT                                                   Director                      September 4, 2018
------------------------------
THOMAS A. BOLT

*DONNALEE DEMAIO                                                  Director                      September 4, 2018
------------------------------
DONNALEE DEMAIO

*CHARLES A. FRY                                                   Director                      September 4, 2018
------------------------------
CHARLES A. FRY

*GAURAV GARG                                                      Director                      September 4, 2018
------------------------------
GAURAV GARG

*STEPHEN J. GRABEK                                                Director                      September 4, 2018
------------------------------
STEPHEN J. GRABEK

*ELIAS F. HABAYEB                                   Director and Chief Financial Officer        September 4, 2018
------------------------------
ELIAS F. HABAYEB

*MARK LYONS                                                       Director                      September 4, 2018
------------------------------
MARK LYONS

*RALPH W. MUCERINO                                                Director                      September 4, 2018
------------------------------
RALPH W. MUCERINO

*ALESSANDREA C. QUANE                                             Director                      September 4, 2018
------------------------------
ALESSANDREA C. QUANE

*KENNETH J. RIEGLER                                               Director                      September 4, 2018
------------------------------
KENNETH J. RIEGLER

*ANTHONY VIDOVICH                                                 Director                      September 4, 2018
------------------------------
ANTHONY VIDOVICH

*BY:    /s/  ERJA JACKSON                                                                       September 4, 2018
   --------------------------
   ERJA JACKSON
   ATTORNEY-IN-FACT
   (Exhibit to the Registration Statement)



                                 EXHIBIT INDEX



 EXHIBIT NO.                              DESCRIPTION
-------------   --------------------------------------------------------------
(10)                                       Consent
(13)(a)(ii)     Power of Attorney - American Home Assurance Company Directors